FINANCIAL RISK MANAGEMENT (Details)		3 Months Ended					12 Months Ended
		Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Fuel-Price Risk [Member] | Fuel Derivative [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of coverage over the expected volume of consumption	[1]	5.00%	12.00%	19.00%	1600.00%	2100.00%	12.00%	1800.00%

[1]	The volume shown in the table considers all the hedging instruments (swaps and options).